Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income
Revenue	$ 105,817	¥ 736,676	¥ 652,715
Cost of revenue	(71,659)	(498,878)	(454,983)
Gross profit	34,158	237,798	197,732
Other income, net	7,151	49,785	9,866
Selling expenses	(2,172)	(15,124)	(9,877)
Administrative expenses	(4,546)	(31,645)	(32,553)
Operating profit	34,591	240,814	165,168
Finance income	1,993	13,878	12,463
Finance costs	(562)	(3,910)
Profit before tax	36,022	250,782	177,631
Income tax expenses	(7,634)	(53,145)	(48,049)
Net Profit for the period	28,388	197,637	129,582
Profit attributable to:
Net profit attributable to the group's shareholders	29,007	201,944	119,922
Net (loss)/profit attributable to non-controlling interests	(619)	(4,307)	9,660
Other comprehensive income	176	1,223	3,223
Total comprehensive income	28,564	198,860	132,805
Comprehensive income attributable to:
Comprehensive income attributable to the group's shareholders	29,183	203,167	123,145
Comprehensive (loss)/income attributable to non-controlling interests	$ (619)	¥ (4,307)	¥ 9,660
Earnings per share
Basic earnings per share | (per share)	$ 0.07	¥ 0.49	¥ 0.29
Diluted earnings per share | (per share)	$ 0.07	¥ 0.49	¥ 0.29
Weighted average shares outstanding
Basic	412,450,256	412,450,256	412,450,256
Diluted	412,450,256	412,450,256	412,450,256